UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

PAX WORLD BALANCED FUND, INC.
(Exact name of registrant as specified in charter)

222 STATE STREET, PORTSMOUTH, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Pax World Management Corp. 222 State Street, Portsmouth, NH 03801-3853 ATTN.: Joseph F. Keefe
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)

March 31, 2006

PAX WORLD Balanced Fund, Inc.

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

STOCKS: 69.0%

COMMON STOCKS: 68.8%

CONSUMER DISCRETIONARY: 5.0%
Bed Bath & Beyond, Inc. (a)	200,000	$7,680,000
BJ’S Wholesale Club, Inc. (a)	350,000	11,028,500
GameStop Corp. Class A (a)	200,000	9,428,000
Honda Motor Co. Ltd. ADR	175,000	5,418,000
Johnson Controls, Inc. (a)	125,000	9,491,250
Koninklijke Philips Electronics NV ADR	650,000	21,872,500
Staples, Inc.	975,000	24,882,000
Toyota Motor Credit Corp. ADR	100,000	10,890,000
		100,690,250

CONSUMER STAPLES: 6.5%
Corn Products International, Inc.	760,800	22,496,856
CVS Corp.	800,000	23,896,000
Estee Lauder Cos., Inc.	175,000	6,508,250
Kimberly-Clark Corp.	350,000	20,230,000
McCormick & Co., Inc.	350,000	11,851,000
PepsiCo, Inc.	325,000	18,781,750
Procter & Gamble Co.	365,625	21,067,313
SUPERVALU, Inc.	225,000	6,934,500
		131,765,669

ENERGY: 8.5%
Apache Corp.	271,400	17,779,414
Baker Hughes, Inc.	375,000	25,650,000
BP PLC ADR	225,000	15,511,500
Chesapeake Energy Corp.	475,000	14,919,750
ENSCO International, Inc.	375,000	19,293,750
Equitable Resources, Inc.	500,600	18,276,906
Helix Energy Solutions Group, Inc. (a)	400,000	15,160,000
Maverick Tube Corp. (a)	166,800	8,838,732
Questar Corp.	250,000	17,512,500
Suncor Energy, Inc.	100,000	7,702,000
Tidewater, Inc.	220,200	12,161,646
		172,806,198

FINANCIALS: 3.0%
Banco Bilbao Vizcaya Argentaria SA ADR	175,000	3,648,750
Hospitality Properties Trust	200,000	8,734,000
Jefferson-Pilot Corp. (a)	250,000	13,985,000
Mitsubishi UFJ Financial Group, Inc. ADR	300,000	4,563,000
National Bank of Greece SA	265,600	2,544,448
National City Corp.	300,000	10,470,000
SLM Corp.	150,000	7,791,000
St. Joe Co.	125,000	7,855,000
		59,591,198

HEALTH CARE: 11.1%
Abbott Laboratories, Inc.	275,000	11,679,250
Amgen, Inc. (a)	450,000	32,737,500
AstraZeneca PLC ADR	318,100	15,978,163
Baxter International, Inc.	250,000	9,702,500
Becton Dickinson & Co.	127,100	7,826,818
Caremark Rx, Inc.	400,000	19,672,000
GlaxoSmithKline PLC ADR	300,000	15,693,000
Johnson & Johnson, Inc.	300,000	17,766,000
Medtronic, Inc.	350,000	17,762,500
Senomyx, Inc. (a)	250,000	4,115,000
Stryker Corp.	350,000	15,519,000
Sybron Dental Specialties, Inc. (a)	340,700	14,050,468

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS, continued

HEALTH CARE, continued
UnitedHealth Group, Inc.	200,000	$11,172,000
Wellpoint Health Networks, Inc. (a)	425,000	32,907,750
		226,581,949

INDUSTRIALS: 6.2%
American Standard Cos., Inc.	440,300	18,871,258
Black & Decker Corp.	120,000	10,426,800
Chicago Bridge & Iron Co. NV	329,600	7,910,400
Deere & Co.	210,800	16,663,740
Donnelley R R & Sons Co.	275,000	8,998,000
Pentair, Inc.	550,000	22,412,500
Ryder Systems, Inc.	333,300	14,925,174
TNT NV ADR	325,000	11,222,250
United Parcel Service, Inc. Class B	176,600	14,018,508
		125,448,630

INFORMATION TECHNOLOGY: 16.4%
Accenture Ltd. Class A	550,000	16,538,500
Amdocs Ltd. (a)	525,000	18,931,500
Applied Materials, Inc.	1,000,000	17,510,000
Automatic Data Processing, Inc.	250,000	11,420,000
CheckFree Corp. (a)	350,000	17,675,000
Check Point Software Technologies, Ltd. (a)	300,000	6,006,000
Cisco Systems, Inc. (a)	1,250,000	27,087,500
Citrix Systems, Inc. (a)	500,000	18,950,000
EMC Corp. (a)	1,950,000	26,578,500
Entegris, Inc. (a)	700,000	7,448,000
Fair Isaac Corp.	350,000	13,867,000
Fiserv, Inc. (a)	463,511	19,722,393
Intel Corp.	200,000	3,870,000
Intuit, Inc. (a)	400,000	21,276,000
Jabil Circuit, Inc. (a)	185,000	7,929,100
Microsoft Corp.	700,000	19,047,000
Nam Tai Electronics, Inc.	425,000	9,736,750
QUALCOMM, Inc.	475,000	24,039,750
SAP Aktiengesellschaft ADR	400,000	21,728,000
Seagate Technology (a)	775,000	20,405,750
Secure Computing Corp. (a)	350,000	4,039,000
		333,805,743

MATERIALS: 4.3%
Aracruz Celulose SA ADR	175,000	9,264,500
Cemex SA ADR	623,476	40,700,513
Masco Corp.	350,000	11,371,500
Nucor Corp.	100,000	10,479,000
Sealed Air Corp.	250,000	14,467,500
		86,283,013

TELECOMMUNICATION SERVICES: 5.1%
Alltel Corp.	250,000	16,187,500
America Movil SA ADR	1,225,000	41,968,500
BT Group PLC ADR	500,000	19,410,000
Philippine Long Distance Telephone Co. ADR	99,900	3,753,243
Telecom Corp. of New Zealand Ltd. ADR	250,000	6,830,000
Telefonos de Mexico SA ADR (representing ordinary shares L)	500,000	11,240,000

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS, continued

TELECOMMUNICATION SERVICES, continued
Vodafone Group PLC ADR	200,000	$4,180,000
		103,569,243
UTILITIES: 2.7%
Aqua America, Inc.	443,833	12,347,443
KeySpan Corp.	300,000	12,261,000
UGI Corp.	500,000	10,535,000
Veolia Environment ADR	375,000	20,823,750
		55,967,193
TOTAL COMMON STOCKS (Cost $965,114,636)		1,396,509,086

PREFERRED STOCKS: 0.2%

FINANCIALS: 0.2%
Aegon NV	45,000	1,152,000
Federal Home Loan Mortgage Corp.	25,000	1,075,000
HRPT Properties Trust, Series B	50,000	1,313,500
Regency Centers Corp.	32,000	820,960

TOTAL PREFERRED STOCKS (Cost $4,424,840)		4,361,460

TOTAL STOCKS (Cost $969,539,476)		1,400,870,546

	PRINCIPAL AMOUNT
BONDS: 29.3%

MORTGAGE-BACKED SECURITIES: 4.8%

U.S. GOVERMENT MORTGAGE-BACKED: 4.4%

FREDDIE MAC (MORTGAGE-BACKED): 1.0%
5.000%, due July 1, 2007	$185,511	185,351
4.500%, due March 1, 2008	999,340	983,129
4.500%, due April 1, 2008	1,171,866	1,152,856
3.500%, due May 1, 2008	1,440,172	1,376,195
5.000%, due October 1, 2008	1,384,598	1,380,178
4.000%, due April 1, 2010	2,422,720	2,331,511
4.000%, due September 1, 2010	3,393,374	3,265,623
4.000%, due May 1, 2014	2,632,525	2,487,711
4.000%, due September 1, 2018	901,684	843,009
4.500%, due September 1, 2018	1,401,638	1,340,622
5.000%, due October 1, 2018	1,350,741	1,318,952
5.500%, due October 1, 2018	733,140	728,644
5.500%, due October 1, 2018	824,743	819,685
5.000%, due November 1, 2018	684,198	668,096
5.000%, due November 1, 2018	772,255	754,080
6.500%, due May 1, 2029	507,224	519,556
6.500%, due December 1, 2029	424,826	435,154
6.500%, due June 1, 2032	686,033	700,813
		21,291,165
FANNIE MAE (MORTGAGE-BACKED): 3.4%
4.000%, due September 1, 2010	1,472,721	1,415,125
5.500%, due November 1, 2011	864,492	861,637
5.000%, due January 1, 2014	1,793,593	1,762,744
5.000%, due February 1, 2014	1,225,263	1,204,189
5.500%, due October 1, 2014	2,333,833	2,327,589

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

MORTGAGE-BACKED SECURITIES, continued

FANNIE MAE (MORTGAGE-BACKED), continued
5.500%, due November 1, 2014	$2,592,376	$2,585,440
5.000%, due April 1, 2018	4,254,050	4,155,802
4.500%, due July 1, 2018	4,614,988	4,421,679
5.000%, due November 1, 2018	220,775	215,676
5.000%, due November 1, 2018	918,362	897,152
5.000%, due November 1, 2018	993,215	970,277
5.000%, due February 1, 2019	2,380,726	2,323,116
5.000%, due April 1, 2019	874,813	853,643
5.000%, due June 1, 2019	2,337,718	2,281,147
5.500%, due July 1, 2019	2,179,100	2,166,616
4.500%, due November 1, 2019	2,537,182	2,428,185
5.000%, due January 1, 2020	2,210,534	2,157,041
5.000%, due March 1, 2020	2,158,723	2,105,484
5.000%, due October 1, 2023	2,141,166	2,061,017
4.500%, due January 1, 2025	1,813,045	1,701,771
5.000%, due June 1, 2025	2,785,778	2,676,469
5.000%, due November 1, 2025	3,683,178	3,538,656
8.000%, due May 1, 2030	250,597	267,351
6.500%, due June 1, 2032	640,439	654,791
4.000%, due November 1, 2033	3,634,977	3,247,024
4.271%, due January 1, 2035	4,294,904	4,168,831
6.000%, due April 1, 2035	2,273,622	2,274,429
4.646%, due June 1, 2035	1,807,219	1,756,244
5.000%, due June 1, 2035	1,539,760	1,466,234
5.000%, due July 1, 2035	1,673,088	1,593,196
5.500%, due July 1, 2035	2,312,227	2,257,664
5.000%, due August 1, 2035	1,628,613	1,550,845
5.500%, due December 1, 2035	2,133,339	2,082,997
5.500%, due December 1, 2035	1,462,335	1,427,827
5.500%, due December 1, 2035	1,596,202	1,558,536
		69,416,424
COMMERCIAL MORTGAGE-BACKED: 0.4%
JP Morgan Chase Commercial Mortgage Securities Corp. 4.738%, due July 15, 2042	2,000,000	1,877,957
Morgan Stanley Capital I Class A 4.989%, due August 13, 2042	2,000,000	1,916,733
Nomura Asset Securities Corp. 6.590%, due March 15, 2030	3,000,000	3,071,384
		6,866,074
TOTAL MORTGAGE-BACKED SECURITIES (Cost $97,233,838)		97,573,663

U.S. GOVERNMENT AGENCY BONDS: 19.8%

FEDERAL FARM CREDIT BANK: 1.7%
5.080%, due April 3, 2007	3,000,000	2,994,753
3.700%, due October 27, 2008	3,000,000	2,902,485
4.550%, due April 26, 2010	5,000,000	4,868,845
4.480%, due June 21, 2010	3,000,000	2,911,509
4.950%, due May 9, 2012	7,000,000	6,818,420
4.950%, due May 16, 2012	5,000,000	4,869,990
4.950%, due June 20, 2012	3,000,000	2,921,034
4.990%, due January 28, 2015	1,000,000	956,023
5.300%, due June 22, 2015	3,000,000	2,912,739
5.500%, due August 17, 2020	1,500,000	1,434,913
		33,590,711
FEDERAL HOME LOAN BANK SYSTEM: 11.7%
2.200%, due April 28, 2006	4,000,000	3,992,144

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCY BONDS, continued

FEDERAL HOME LOAN BANK SYSTEM, continued
4.900%, due September 15, 2006	$3,000,000	$2,997,621
4.950%, due October 20, 2006	5,000,000	4,995,370
5.000%, due October 20, 2006	5,000,000	4,996,590
5.000%, due December 15, 2006	5,000,000	4,994,835
2.625%, due January 30, 2007	3,000,000	2,939,697
5.050%, due February 5, 2007	3,000,000	2,997,843
5.000%, due February 9, 2007	5,000,000	4,987,490
5.050%, due February 28, 2007	3,000,000	2,997,576
4.135%, due March 29, 2007	5,815,000	5,759,316
5.235%, due April 30, 2007	4,000,000	3,998,656
3.280%, due May 7, 2007	3,000,000	2,941,401
3.100%, due May 21, 2007	5,000,000	4,889,200
2.750%, due July 23, 2007	3,000,000	2,910,909
4.250%, due August 8, 2007	3,000,000	2,962,500
4.000%, due September 24, 2007	3,000,000	2,953,185
4.350%, due September 28, 2007	2,000,000	1,977,358
5.100%, due September 28, 2007	3,000,000	2,994,204
4.375%, due October 10, 2007	2,855,000	2,823,569
4.000%, due January 28, 2008	1,500,000	1,471,576
3.520%, due January 30, 2008	3,000,000	2,919,189
4.500%, due February 15, 2008	3,000,000	2,969,229
4.500%, due February 15, 2008	2,000,000	1,979,486
3.200%, due March 3, 2008	3,000,000	2,897,844
5.200%, due March 28, 2008	3,000,000	2,996,886
3.700%, due April 2, 2008	5,000,000	4,869,810
3.500%, due April 21, 2008	4,000,000	3,879,016
3.530%, due April 29, 2008	4,000,000	3,880,400
4.100%, due July 14, 2008	4,000,000	3,915,596
3.375%, due July 21, 2008	5,000,000	4,821,315
3.510%, due July 22, 2008	2,500,000	2,416,755
4.560%, due August 12, 2008	2,635,000	2,598,434
3.750%, due August 14, 2008	2,750,000	2,705,505
4.375%, due October 3, 2008	5,000,000	4,917,310
3.750%, due October 21, 2008	5,000,000	4,843,560
4.100%, due November 17, 2008	3,000,000	2,926,599
4.125%, due November 17, 2008	3,000,000	2,928,273
4.250%, due December 3, 2008	3,000,000	2,934,921
4.000%, due December 11, 2008	1,000,000	987,376
4.000%, due January 29, 2009	3,000,000	2,911,998
3.790%, due February 13, 2009	4,000,000	3,859,076
3.750%, due March 24, 2009	3,000,000	2,885,499
2.000%, due April 15, 2009	4,000,000	3,995,948
3.250%, due May 12, 2009	6,000,000	5,929,182
4.250%, due August 21, 2009	3,000,000	2,986,179
4.520%, due August 26, 2009	3,000,000	2,931,990
4.000%, due October 19, 2009	3,000,000	2,885,850
4.250%, due December 28, 2009	2,000,000	1,988,802
4.350%, due February 16, 2010	3,000,000	2,907,852
4.450%, due February 24, 2010	3,000,000	2,915,997
5.000%, due February 25, 2010	2,740,000	2,702,920
5.040%, due June 7, 2010	3,000,000	2,956,929
4.500%, due July 27, 2010	4,100,000	3,979,329
4.500%, due August 4, 2010	3,000,000	2,912,556
4.625%, due October 7, 2010	5,000,000	4,862,720
5.500%, due February 15, 2011	5,000,000	4,965,430
4.875%, due November 15, 2011	6,000,000	5,895,354
4.875%, due December 1, 2011	3,250,000	3,161,174
4.270%, due January 17, 2012	3,000,000	2,849,004
4.950%, due January 26, 2012	3,000,000	2,922,459
4.800%, due March 9, 2012	3,000,000	2,905,728
4.950%, due March 15, 2012	3,000,000	2,920,635
5.250%, due May 3, 2012	5,000,000	4,904,980

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCY BONDS, continued

FEDERAL HOME LOAN BANK SYSTEM, continued
4.650%, due June 29, 2012	$3,000,000	$2,883,795
4.770%, due July 6, 2012	2,000,000	1,931,436
5.250%, due July 14, 2016	3,000,000	2,889,327
4.800%, due July 19, 2012	3,500,000	3,383,128
5.300%, due August 16, 2012	3,000,000	2,947,254
5.100%, due September 21, 2012	2,000,000	1,950,372
5.450%, due April 27, 2015	3,000,000	2,933,151
4.000%, due July 16, 2018	1,000,000	930,269
		237,954,867
FREDDIE MAC (AGENCY): 2.7%
3.800%, due June 28, 2007	3,000,000	2,952,669
3.000%, due August 15, 2007	3,000,000	2,916,702
4.050%, due September 24, 2007	2,500,000	2,458,577
2.500%, due December 24, 2007	2,500,000	2,394,015
3.250%, due March 14, 2008	3,000,000	2,898,645
3.500%, due April 15, 2008	5,305,000	5,145,044
4.125%, due August 19, 2008	7,000,000	6,851,194
4.000%, due January 14, 2009	3,000,000	2,911,281
3.500%, due April 1, 2009	3,000,000	2,866,518
4.000%, due August 4, 2009	4,000,000	3,859,560
4.125%, due November 18, 2009	3,000,000	2,900,304
4.850%, due December 7, 2009	4,000,000	3,928,672
4.750%, due December 8, 2010	5,000,000	4,910,520
5.875%, due March 21, 2011	3,000,000	3,069,219
6.250%, due March 5, 2012	4,000,000	4,031,180
5.000%, due July 15, 2014	1,500,000	1,479,770
		55,573,870
FANNIE MAE (AGENCY): 3.7%
4.300%, due November 28, 2007	3,000,000	2,962,380
3.000%, due May 12, 2008	3,000,000	2,919,477
4.000%, due August 8, 2008	3,000,000	2,930,565
3.750%, due December 8, 2008	3,000,000	2,900,220
4.000%, due January 26, 2009	4,000,000	3,885,440
4.544%, due February 17, 2009	7,324,000	7,138,337
4.250%, due May 12, 2009	4,000,000	3,893,784
4.250%, due November 23, 2009	2,000,000	1,937,066
3.625%, due December 28, 2009	4,000,000	3,923,336
4.300%, due February 17, 2010	3,000,000	2,912,139
4.400%, due March 8, 2010	3,000,000	2,921,661
5.000%, due April 6, 2010	4,000,000	3,999,964
4.750%, due April 19, 2010	3,000,000	2,940,570
4.375%, due June 21, 2010	6,000,000	5,815,236
5.030%, due September 23, 2011	5,000,000	4,895,245
4.750%, due February 21, 2013	6,000,000	5,814,762
5.000%, due March 2, 2015	10,000,000	9,681,260
5.250%, due July 14, 2015	4,000,000	3,882,620
		75,354,062
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $411,663,431)		402,473,510

CORPORATE BONDS: 4.7%
CONSUMER DISCRETIONARY: 0.4%
Tandy Corp. 6.950%, due September 1, 2007	1,094,000	1,110,375
Toyota Motor Credit Corp. 4.430%, due July 28, 2008	3,000,000	2,936,400
Toyota Motor Credit Corp. 2.750%, due August 6, 2009	1,909,080	1,830,183

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

CONSUMER DISCRETIONARY, continued
Toyota Motor Credit Corp.
5.490%, due January 18, 2015	$2,000,000	$1,857,260
		7,734,218
CONSUMER STAPLES: 0.3%
CVS Corp.
3.875%, due November 1, 2007	5,000,000	4,889,795
Estee Lauder Cos., Inc.
6.000%, due January 15, 2012	1,599,000	1,640,109
		6,529,904
FINANCIALS: 1.9%
AFLAC, Inc.
6.500%, due April 15, 2009	5,000,000	5,137,490
Chubb Corp.
3.950%, due April 1, 2008	5,000,000	4,871,870
CIT Group, Inc.
5.014%, due November 23, 2007	3,000,000	3,011,073
CIT Group, Inc.
5.500%, due November 30, 2007	10,000,000	10,030,220
SLM Corp. Tranche TR 00034
4.000%, due January 15, 2009	4,000,000	3,848,056
SLM Corp. Tranche TR 00084
5.140%, due June 1, 2009	2,000,000	1,945,260
SLM Corp. Tranche TR 00087
4.763%, due July 27, 2009	2,000,000	2,000,756
SLM Corp. Tranche TR 00079
4.700%, due February 1, 2010	1,700,000	1,634,924
SLM Corp. Tranche TR 00480
5.740%, due December 15, 2012	2,500,000	2,374,275
SLM Corp. Tranche TR 00061
4.004%, due June 23, 2014	1,600,000	1,452,096
SLM Corp. Tranche TR 00066
4.000%, due July 25, 2014	3,075,000	2,855,845
		39,161,865
HEALTH CARE: 0.9%
Bristol Myers Squibb Co.
5.750%, due October 1, 2011	8,400,000	8,502,220
UnitedHealth Group, Inc.
5.200%, due January 17, 2007	4,835,000	4,834,502
Wellpoint, Inc.
3.750%, due December 14, 2007	2,000,000	1,948,436

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS, continued

HEALTH CARE, continued
Wellpoint, Inc.
4.250%, due December 15, 2009	$3,000,000	$2,883,210
		18,168,368
INDUSTRIALS: 0.3%
Pentair, Inc.
7.850%, due October 15, 2009	5,000,000	5,331,665

INFORMATION TECHNOLOGY: 0.1%
Fiserv, Inc.
4.000%, due April 15, 2008	3,000,000	2,898,735

TELECOMMUNICATION SERVICES: 0.5%
British Telecommunications PLC
8.375%, due December 15, 2010	5,000,000	5,582,425
CenturyTel, Inc.
5.000%, due February 15, 2015	2,000,000	1,832,086
France Telecom SA
7.750%, due March 1, 2011	3,000,000	3,279,690
		10,694,201
UTILITIES: 0.3%
National Fuel Gas Co.
6.303%, due May 27, 2008	5,500,000	5,608,603

TOTAL CORPORATE BONDS (Cost $103,652,694)		96,127,559
TOTAL BONDS (Cost $612,549,963)		596,174,732

CERTIFICATES OF DEPOSIT: 0.0%

Self Help Credit Union
3.700%, due May 26, 2006	250,000	250,000
South Shore Bank
3.350%, due April 11, 2006	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $750,000)		750,000

	NUMBER OF SHARES
MONEY MARKET SHARES: 2.4%

Pax World Money Market Fund (b) (Cost $48,346,411)	48,346,411	48,346,411

TOTAL INVESTMENTS: 100.7% (Cost $1,631,185,850)		2,046,141,689
Other assets and liabilities (Net): (0.7)%		(14,589,037)
Net Assets: 100.0%		$2,031,552,652

(a)	Non income producing security
(b)	Affiliate — Security is managed by Pax World Management Corp., the Fund’sAdviser
ADR	American Depository Receipt

Valuation of Investments

Securities listed on any national, regional, local or foreign exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the “NOCP”). Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2006 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

Federal Income Tax Cost

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2006 was $1,631,185,850, $441,251,010, $(26,295,171) and $414,955,839, respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At March 31, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund, Inc.

Value at 12/31/05	Purchased Cost	Sold Cost	Value at 3/31/06	Dividends from non controlled affiliate for the three months ended 3/31/06
$59,124,810	$91,700,601	$102,479,000	$48,346,411	$485,703

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.    Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Balanced Fund, Inc.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date		May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date		May 24, 2006

By (Signature and Title)*	/s/	Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date		May 24, 2006

*Print the name and title of each signing officer under his or her signature.